Subsequent Events - Additional Information (Detail)																	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 06, 2017 USD ($) $ / shares shares	Oct. 11, 2017 USD ($) Conversion $ / shares	Oct. 10, 2017 USD ($) Investor d $ / shares shares	Sep. 21, 2017 USD ($) shares	Aug. 28, 2017 USD ($)	Aug. 04, 2017 USD ($) $ / shares	Jul. 07, 2017 USD ($) $ / shares	May 09, 2017 USD ($) $ / shares	Apr. 10, 2017 USD ($) $ / shares	Mar. 13, 2017 USD ($) $ / shares	Mar. 02, 2017 USD ($) $ / shares	Feb. 13, 2017 $ / shares	Feb. 10, 2017 USD ($) $ / shares	Feb. 01, 2017 USD ($) $ / shares	Jan. 12, 2017 USD ($) $ / shares	Jul. 21, 2016 $ / shares shares	Mar. 28, 2017 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares
Subsequent Event [Line Items]
Closing bid price per NASDAQ listing notification letter | $ / shares												$ 1.00
Stock market granted additional calendar days												180 days
Stock market granted consecutive trading days preceding the date of notice												30 days
Consecutive business days for closing bid price of common stock												10 days
Conversion of convertible notes					$ 23,563,014	$ 1,015,848	$ 2,000,000	$ 1,913,915	$ 3,621,286	$ 4,417,830	$ 126,000		$ 3,045,817	$ 544,000	$ 1,478,318			$ 26,199,000	$ 0	$ 649,000
Debt instrument, conversion price | $ / shares						$ 24.50	$ 17.50	$ 17.50	$ 21.00	$ 38.50	$ 49.00		$ 70.00	$ 112.00	$ 126.00
Reverse stock split ratio																0.0625
Number of fractional shares were issued in connection with the reverse stock split | shares																0
Common stock, par value (in dollars per share) | $ / shares																$ 0.01		$ 0.01		$ 0.01	$ 0.01
Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Stock issued to holders as payment on convertible notes payable | shares																				1,800,000
Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Stock issued to holders as payment on convertible notes payable | shares				590
Conversion of convertible notes				$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split ratio	0.0029
Subsequent Event [Member] | OTCQB [Member]
Subsequent Event [Line Items]
Reverse stock split ratio	0.0029
Number of fractional shares were issued in connection with the reverse stock split | shares	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Subsequent Event [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred shares outstanding for a cash payment	$ 590,000
Master Control Account Agreement [Member]
Subsequent Event [Line Items]
Cash previously funded from holders of notes																	$ 6,600,000
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares			$ 122.50
Warrants exercise price description			On the 136th day subsequent to the date of consummation of the offering hereunder, there shall be a "true up" with regard to the issuance of shares upon exercise such that the difference between 382,650 shares and the number of shares that would be issuable if the exercise price were lowered to the average price per share of the variable weighted average price of our common stock for the five trading days commencing on the date which is 76 days after the date of consummation of the offering hereunder, but not lower than 33% of the variable weighted average price of a share of our common stock on the 81st date following the date of consummation of the offering hereunder.
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | On Or After 75th Day Subsequent To Date of Consummation of Offering [Member]
Subsequent Event [Line Items]
Shares issuable upon warrants exercised | shares			382,650
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | After 76 Days from Date of Consummation of Offering [Member]
Subsequent Event [Line Items]
Number of trading days required to measure weighted average price of common stock | d			5
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | On 81st Date Following from Date of Consummation of Offering [Member]
Subsequent Event [Line Items]
Minimum percentage of variable weighted average price of share of common stock			33.00%
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | On Or Before 135th Date Following From Date of Consummation of Offering [Member]
Subsequent Event [Line Items]
Warrants provision may buy out			$ 6,138,349.80
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Number of Notes investors entered into agreement | Investor			2
Conversion of convertible notes			$ 279,015
Registration statement on Form S-1 filed date			Oct. 11, 2017
Conversion price of debt instrument to purchase price of common stock percentage.		200.00%
Debt instrument maturity date		Dec. 30, 2018	Dec. 30, 2018
Conversions during 75 day period from date of consummation | Conversion		0
Redemption of outstanding debt instrument for cash		$ 7,300,000	$ 7,300,000
Debt instrument, conversion price | $ / shares		$ 0.05
Amendment to Restructuring Agreement [Member] | Subsequent Event [Member] | Series C Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred shares outstanding for a cash payment			$ 590,000
Common Stock Issued [Member]
Subsequent Event [Line Items]
Stock issued to holders as payment on convertible notes payable | shares																	109,345,554
Common Stock Issued [Member] | Amendment to Restructuring Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issuable upon warrants exercised | shares			127,550